Simplify Currency Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Shares Value
U.S. Exchange-Traded Funds – 56.8%
Money Market ETFs - 56.8%
Simplify Government Money Market ETF(a)(b)
(Cost $66,510,983) ....................................................... 664,000 $ 66,439,840
Principal
U.S. Treasury Bills – 44.3%
U.S. Treasury Bill, 3.62%, 5/5/2026 (c) .......................................... $ 1,600,000 1,594,541
U.S. Treasury Bill, 3.67%, 5/14/2026 (c) ......................................... 7,000,000 6,969,633
U.S. Treasury Bill, 3.66%, 5/19/2026 (c) ......................................... 2,000,000 1,990,320
U.S. Treasury Bill, 3.66%, 5/26/2026 (c) ......................................... 4,800,000 4,773,380
U.S. Treasury Bill, 3.68%, 6/9/2026 (c) .......................................... 8,190,000 8,133,691
U.S. Treasury Bill, 3.69%, 6/16/2026 (c) ......................................... 4,000,000 3,969,653
U.S. Treasury Bill, 3.68%, 6/23/2026 (c) ......................................... 4,410,000 4,373,651
U.S. Treasury Bill, 3.68%, 7/7/2026 (c) .......................................... 15,540,000 15,389,184
U.S. Treasury Bill, 3.72%, 7/21/2026 (c) ......................................... 4,600,000 4,548,905
Total U.S. Treasury Bills (Cost $51,742,544) ......................................... 51,742,958
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $145,931) .......................................................... 145,931 145,931
Total Investments – 101.2%
(Cost $118,399,458) ............................................................ $ 118,328,729
Liabilities in Excess of Other Assets – (1.2)% .......................................... (1,380,207)
Net Assets – 100.0% ............................................................. $ 116,948,522
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 70,222,091 $ (3,707,547) $ (3,561) $ (71,143) $ 66,439,840 664,000 $ 656,800 $ —
$ — $ 70,222,091 $ (3,707,547) $ (3,561) $ (71,143) $ 66,439,840 664,000 $ 656,800 $ —

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

As of March 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Citigroup Global Markets .... 6/17/2026 AUD 1,160,000 USD 796,685 $ – $ (2,723)
Citigroup Global Markets .... 6/17/2026 AUD 61,290,000 USD 42,913,726 676,042 –
Citigroup Global Markets .... 6/17/2026 AUD 23,000,000 USD 16,120,654 270,324 –
Citigroup Global Markets .... 6/17/2026 AUD 52,200,000 USD 35,971,907 – (1,450)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 AUD 53,200,000 USD 36,660,726 – (1,776)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 AUD 84,410,000 USD 57,973,413 – (197,298)
Citigroup Global Markets .... 6/17/2026 BRL 5,600,391 USD 1,053,000 – (9,418)
Citigroup Global Markets .... 6/17/2026 CAD 49,720,000 USD 35,858,010 – (6,419)
Citigroup Global Markets .... 6/17/2026 CAD 9,900,000 USD 7,238,551 97,404 –
Citigroup Global Markets .... 6/17/2026 CAD 9,500,000 USD 6,845,155 – (7,462)
Citigroup Global Markets .... 6/17/2026 CAD 13,880,000 USD 10,032,425 20,392 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 CAD 9,090,000 USD 6,647,153 90,281 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 CAD 91,900,000 USD 66,206,539 – (83,506)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 CAD 2,960,000 USD 2,172,454 37,323 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 CAD 86,640,000 USD 64,166,817 1,670,957 –
Citigroup Global Markets .... 6/17/2026 CHF 3,570,000 USD 4,507,530 4,106 –
Citigroup Global Markets .... 6/17/2026 CLP 3,941,208,000 USD 4,300,000 42,179 –
Citigroup Global Markets .... 6/17/2026 CLP 7,437,400,320 USD 8,178,000 143,124 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 CLP 6,700,097,300 USD 7,241,000 2,657 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 CLP 26,351,922,963 USD 28,780,100 311,222 –
Citigroup Global Markets .... 6/17/2026 CNH 11,547,719 USD 1,679,000 – (6,785)
Citigroup Global Markets .... 6/17/2026 CNH 3,326,553 USD 485,000 – (624)
Citigroup Global Markets .... 6/17/2026 CNH 13,731,848 USD 2,000,000 – (4,633)
Nomura Securities & Co. .... 6/17/2026 CNH 67,477,313 USD 9,811,200 – (39,422)
BNP Paribas ............. 6/17/2026 EUR 36,340,000 USD 41,998,695 – (156,160)
BNP Paribas ............. 6/17/2026 EUR 32,800,000 USD 37,630,659 – (417,752)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 EUR 69,700,000 USD 80,886,613 33,741 –
BNP Paribas ............. 6/17/2026 GBP 10,000,000 USD 13,351,335 118,536 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 GBP 30,000,000 USD 40,132,323 433,925 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 GBP 35,770,000 USD 47,756,187 422,464 –
The Bank of New York Mellon 6/17/2026 GBP 43,830,000 USD 58,516,057 516,697 –
Citigroup Global Markets .... 6/17/2026 JPY 10,114,360,000 USD 64,693,571 540,218 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 JPY 9,700,000,000 USD 61,333,682 – (191,468)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 JPY 6,300,000,000 USD 40,050,108 90,474 –
Morgan Stanley Capital
Services ................. 6/17/2026 JPY 2,166,430,000 USD 13,673,770 – (67,461)
Nomura Securities & Co. .... 6/17/2026 JPY 6,300,000,000 USD 40,067,244 107,610 –
Citigroup Global Markets .... 6/17/2026 KRW 931,099,880 USD 626,000 16,637 –
Citigroup Global Markets .... 6/17/2026 KRW 51,834,171,803 USD 35,030,900 1,107,767 –

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
The Bank of New York Mellon 6/17/2026 KRW 7,525,437,118 USD 4,993,000 $ 67,940 $ –
Citigroup Global Markets .... 6/17/2026 MXN 112,764,637 USD 6,240,000 – (8,711)
BNP Paribas ............. 6/17/2026 NOK 780,760,000 USD 81,456,511 877,941 –
BNP Paribas ............. 6/17/2026 SEK 453,210,000 USD 48,730,812 665,907 –
BNP Paribas ............. 6/17/2026 SEK 50,340,000 USD 5,340,317 1,540 –
BNP Paribas ............. 6/17/2026 SEK 590,270,000 USD 65,076,406 2,475,689 –
BNP Paribas ............. 6/17/2026 SGD 2,550,200 USD 2,000,000 5,521 –
BNP Paribas ............. 6/17/2026 SGD 32,477,797 USD 25,568,800 168,334 –
Citigroup Global Markets .... 6/17/2026 SGD 1,937,904 USD 1,526,000 10,390 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 SGD 5,448,515 USD 4,255,000 – (6,213)
Nomura Securities & Co. .... 6/17/2026 SGD 338,889 USD 266,000 959 –
Citigroup Global Markets .... 6/17/2026 USD 60,652,581 AUD 85,450,000 – (1,765,159)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 1,377,979 AUD 1,950,000 – (34,146)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 5,591,954 AUD 8,000,000 – (78,795)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 4,470,265 AUD 6,400,000 – (59,738)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 48,619,410 AUD 68,060,000 – (1,716,216)
BNP Paribas ............. 6/17/2026 USD 25,472,400 BRL 135,778,081 285,275 –
BNP Paribas ............. 6/17/2026 USD 1,834,000 BRL 9,861,216 36,714 –
Citigroup Global Markets .... 6/17/2026 USD 2,000,000 BRL 10,844,040 57,160 –
Morgan Stanley Capital
Services ................. 6/17/2026 USD 5,210,000 BRL 28,114,723 123,482 –
Citigroup Global Markets .... 6/17/2026 USD 60,710,848 CAD 83,000,000 – (840,622)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 79,473,820 CAD 108,590,000 – (1,144,810)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 59,984,092 CAD 82,000,000 – (835,194)
Citigroup Global Markets .... 6/17/2026 USD 5,964,482 CHF 4,650,000 – (98,678)
Citigroup Global Markets .... 6/17/2026 USD 48,632,568 CHF 37,320,000 – (1,554,760)
Citigroup Global Markets .... 6/17/2026 USD 5,094,523 CHF 3,990,000 – (61,285)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 1,277,053 CHF 1,000,000 – (15,590)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 1,026,000 CLP 948,742,200 – (1,042)
Nomura Securities & Co. .... 6/17/2026 USD 595,000 CNH 4,075,696 – (13)
BNP Paribas ............. 6/17/2026 USD 1,000,000 COP 3,730,176,400 – (2,969)
Citigroup Global Markets .... 6/17/2026 USD 10,357,000 COP 39,550,483,040 214,370 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 1,089,000 COP 4,095,130,050 5,579 –
BNP Paribas ............. 6/17/2026 USD 80,238,762 EUR 69,140,000 – (35,497)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 7,688,767 EUR 6,650,000 25,317 –
BNP Paribas ............. 6/17/2026 USD 13,231,631 GBP 10,000,000 1,169 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 37,526,336 GBP 27,860,000 – (659,757)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 7,875,808 GBP 5,910,000 – (55,224)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 40,095,501 GBP 30,000,000 – (397,103)

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 2,645,799 GBP 2,000,000 $ 761 $ –
The Bank of New York Mellon 6/17/2026 USD 58,997,222 GBP 43,830,000 – (997,863)
BNP Paribas ............. 6/17/2026 USD 17,519,300 INR 1,633,247,254 – (437,552)
BNP Paribas ............. 6/17/2026 USD 9,300,000 INR 867,987,600 – (221,923)
BNP Paribas ............. 6/17/2026 USD 4,374,000 INR 407,447,285 – (112,605)
Citigroup Global Markets .... 6/17/2026 USD 64,062,637 JPY 10,114,360,000 90,716 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 27,427,068 JPY 4,324,890,000 4,840 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 60,739,422 JPY 9,585,370,000 58,653 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/17/2026 USD 40,476,123 JPY 6,414,630,000 210,586 –
Morgan Stanley Capital
Services ................. 6/17/2026 USD 13,718,940 JPY 2,166,430,000 22,290 –
Nomura Securities & Co. .... 6/17/2026 USD 27,426,074 JPY 4,324,890,000 5,834 –
Nomura Securities & Co. .... 6/17/2026 USD 32,845,746 JPY 5,205,810,000 173,661 –
Nomura Securities & Co. .... 6/17/2026 USD 6,877,258 JPY 1,094,190,000 62,970 –
BNP Paribas ............. 6/17/2026 USD 2,000,000 MXN 36,121,872 1,648 –
BNP Paribas ............. 6/17/2026 USD 2,267,000 MXN 40,645,675 – (14,671)
Citigroup Global Markets .... 6/17/2026 USD 996,000 MXN 17,993,973 1,113 –
Citigroup Global Markets .... 6/17/2026 USD 30,028,900 MXN 538,521,627 – (187,399)
BNP Paribas ............. 6/17/2026 USD 7,712,670 NOK 75,150,000 43,208 –
BNP Paribas ............. 6/17/2026 USD 55,105,456 SEK 519,600,000 399 –
BNP Paribas ............. 6/17/2026 USD 31,702,572 SEK 300,000,000 113,741 –
BNP Paribas ............. 6/17/2026 USD 41,820,102 SEK 389,000,000 – (564,950)
BNP Paribas ............. 6/17/2026 USD 39,747,468 SEK 370,000,000 – (507,349)
BNP Paribas ............. 6/17/2026 USD 58,317,111 SEK 548,650,000 – (130,377)
BNP Paribas ............. 6/17/2026 USD 28,000,000 TWD 898,156,000 245,435 –
BNP Paribas ............. 6/17/2026 USD 15,905,600 ZAR 265,867,560 – (287,352)
BNP Paribas ............. 6/17/2026 ZAR 168,099,242 USD 9,778,000 – (96,901)
Goldman Sachs & Co. ...... 6/17/2026 ZAR 97,045,128 USD 5,700,000 – (864)
Total unrealized appreciation
(depreciation) ............ $ 12,813,222 $ (14,125,685)

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
EUR Euro
GBP Pound Sterling
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand